Shareholders’ Equity (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Jul. 08, 2019
Subsidiary, Sale of Stock [Line Items]
Registered capital						$ 20,000,000
Cash		$ 125,000	$ 2,230,915	$ 2,105,915	$ 2,684,029
Total value subscription		399,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, issued	133,000
Share price	$ 3.00
Total value subscription	$ 399,000	$ 399,000